Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands		Total	Capital stock	Retained earnings (deficit)	Accumulated other comprehensive income (loss)		Other		Total equity attributable to shareholders	Non-controlling interests
Beginning balance (shares) at Dec. 31, 2016			1,165,574
Beginning balance at Dec. 31, 2016		$ 10,313,000	$ 20,877,000	$ (13,074,000)	$ (189,000)	[1]	$ 321,000	[2]	$ 7,935,000	$ 2,378,000
Net (loss) income		1,516,000		1,438,000					1,438,000	78,000
Total other comprehensive income		38,000		18,000	20,000	[1]			38,000
Total comprehensive (loss) income		1,554,000		1,456,000	20,000	[1]			1,476,000	78,000
Transactions with owners
Dividends		(125,000)		(125,000)					(125,000)
Dividend reinvestment plan (shares)			1,003
Dividend reinvestment plan			$ 16,000	(16,000)
Decrease in non-controlling interest (note 4b)		(493,000)	0	0	0		0		0	(493,000)
Funding from non-controlling interests		13,000	$ 0	0	0		0		0	13,000
Other decrease in non-controlling interests		(195,000)								(195,000)
Total transactions with owners (shares)			1,003
Total transactions with owners		(800,000)	$ 16,000	(141,000)					(125,000)	(675,000)
Ending balance (shares) (Restatement [Domain]) at Dec. 31, 2017			1,166,577
Ending balance (shares) at Dec. 31, 2017			1,166,577
Ending balance (Previously stated [member]) at Dec. 31, 2017		11,067,000		(11,759,000)					9,286,000
Ending balance (Impact of adopting IFRS 15 on January 1, 2018 (note 2y)) at Dec. 31, 2017		64,000		64,000					64,000
Ending balance (Restatement [Domain]) at Dec. 31, 2017		11,131,000	$ 20,893,000	(11,695,000)	(169,000)	[1]	321,000	[2]	9,350,000	1,781,000
Ending balance at Dec. 31, 2017		11,067,000	$ 20,893,000		(169,000)	[1]	321,000	[2]		1,781,000
Net (loss) income		(1,435,000)		(1,545,000)					(1,545,000)	110,000
Total other comprehensive income		11,000		0	11,000	[1]			11,000
Total comprehensive (loss) income		(1,424,000)		(1,545,000)	11,000	[1]			(1,534,000)	110,000
Transactions with owners
Dividends		(199,000)		(199,000)					(199,000)
Issued on exercise of stock options			20
Dividend reinvestment plan (shares)			1,250
Dividend reinvestment plan			$ 14,000	(14,000)
Funding from non-controlling interests		24,000								24,000
Other decrease in non-controlling interests		(123,000)								(123,000)
Increase (decrease) through other changes, equity	[3]	(24,000)	$ (24,000)						(24,000)
Total transactions with owners (shares)			1,270
Total transactions with owners		(322,000)	$ (10,000)	(213,000)					(223,000)	(99,000)
Ending balance (shares) at Dec. 31, 2018			1,167,847
Ending balance at Dec. 31, 2018		$ 9,385,000	$ 20,883,000	$ (13,453,000)	$ (158,000)	[1]	$ 321,000	[2]	$ 7,593,000	$ 1,792,000

[1]	Includes cumulative translation adjustments as at December 31, 2018: $82 million loss (2017: $73 million loss).
[2]	Includes additional paid-in capital as at December 31, 2018: $283 million (December 31, 2017: $283 million) and convertible borrowings - equity component as at December 31, 2018: $38 million (December 31, 2017: $38 million).
[3]	Represents a reversal of a previously recognized deferred tax asset, which was originally recognized in capital stock.